CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (loss)	$ 1,793	$ (2,607)	$ (3,775)
Adjustments required to reconcile loss to net cash flows provided by (used in) operating activities:
Depreciation	1,508	1,649	1,722
Loss (gain) on sale of property and equipment		101	(13)
Revaluation of long term loans	(38)	29	17
Amortization of Intangible asset			348
Stock based compensation	141	56
Transaction with controlling shareholder	22	49
Increase (decrease) in employee severance benefits, net	36	(3)	69
Decrease (increase) in trade receivables, net	(1,277)	790	(597)
Decrease in operating lease right-of-use assets	1,385
Decrease in operating lease liabilities	(1,388)
Decrease (increase) in other receivables and prepaid expenses	598	467	(1,249)
Increase (decrease) in inventories	175	(30)	471
Increase (decrease) in trade payables	107	(871)	(330)
Increase (decrease) in deferred tax liabilities	45
Decrease in other liabilities and accrued expenses	(529)	(443)	(107)
Net cash provided by (used in) operating activities	2,578	(813)	(3,444)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(931)	(619)	(275)
Proceeds from disposals of property and equipment and repayment from insurance	125
Net cash used in investing activities	(806)	(619)	(275)
CASH FLOWS FROM FINANCING ACTIVITIES:
Short- term bank credit, net	(4,181)	986	2,756
Short- term shareholder loan	561	1,390	1,430
Issuance of shares in rights offering, net	3,298
Repayment of long-term loans	(891)	(910)	(870)
Proceeds from long-term loans	558	378	167
Repayment of property and equipment payables	(477)	(317)	(239)
Net cash provided by (used in) financing activities	(1,132)	1,527	3,244
Effect of exchange rate on cash and cash equivalents	(4)	10	128
Increase (decrease) in cash and cash equivalents	636	105	(347)
Cash and cash equivalents at the beginning of the year	992	887	1,234
Cash and cash equivalents at end of the year	1,628	992	887
SUPPLEMENTAL DISCLOSURES OF CASH FLOW ACTIVITIES:
Cash paid during the year for: Interest	232	212	185
Non-cash activities:
Purchase of property and equipment	350	118	340
Right-of-use asset recognized with corresponding lease liability	$ 377